UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2017

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 62.4%
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.5%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	870,000		$893,925	(a)
Delphi Technologies PLC, Senior Notes	5.000%	10/1/25	260,000		265,200	(a)
IHO Verwaltungs GmbH, Senior Secured Bonds (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	720,000		735,300	(a)(b)
ZF North America Capital Inc., Senior Notes	4.500%	4/29/22	400,000		422,000	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	350,000		370,562	(a)

Total Auto Components					2,686,987

Diversified Consumer Services - 0.7%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	1,050,000		1,161,363	(a)
Service Corp. International, Senior Notes	5.375%	5/15/24	170,000		181,262

Total Diversified Consumer Services					1,342,625

Hotels, Restaurants & Leisure - 4.2%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	150,000		154,819	(a)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	570,000		579,918	(a)(c)
1011778 BC ULC/New Red Finance Inc., Secured Notes	5.000%	10/15/25	100,000		101,740	(a)
Aramark Services Inc., Senior Notes	5.000%	4/1/25	180,000		191,925	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/18	377,015		377,015	(a)(b)(d)(e)
Brinker International Inc., Senior Notes	5.000%	10/1/24	660,000		655,875	(a)
Burger King France SAS, Senior Secured Bonds	6.000%	5/1/24	130,000	EUR	166,099	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000		480,375
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	320,000		341,600	(a)
CCM Merger Inc., Senior Notes	6.000%	3/15/22	134,000		138,874	(a)
Fontainebleau Las Vegas Holdings LLC, Senior Secured Notes	10.250%	6/15/15	265,000		27	*(a)(f)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	430,000		470,312
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	580,000		598,850
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	360,000		378,900
Marstons Issuer PLC, Secured Bonds (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	223,000	GBP	275,495	(g)(h)
MGM Resorts International, Senior Notes	4.625%	9/1/26	220,000		223,850
NCL Corp. Ltd., Senior Bonds	4.625%	11/15/20	170,000		174,675	(a)
NCL Corp. Ltd., Senior Notes	4.750%	12/15/21	460,000		478,400	(a)
Pizzaexpress Financing 2 PLC, Senior Secured Bonds	6.625%	8/1/21	350,000	GBP	447,866	(h)
Scientific Games International Inc., Senior Secured Notes	7.000%	1/1/22	220,000		234,025	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	362,000		389,150	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	490,000		507,762	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	310,000		311,844	(a)

Total Hotels, Restaurants & Leisure					7,679,396

Household Durables - 0.4%
Beazer Homes USA Inc., Senior Notes	5.875%	10/15/27	170,000		170,425	(a)(c)
Weekley Homes LLC/Weekley Finance Corp., Senior Notes	6.625%	8/15/25	560,000		544,600	(a)

Total Household Durables					715,025

Leisure Products - 0.2%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	490,000		396,900	(a)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - 3.9%
Banijay Group SAS, Senior Secured Notes	4.000%	7/1/22	280,000	EUR	$347,150	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	1,000,000		1,027,241
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	660,000		669,236	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	110,000		115,706
DISH DBS Corp., Senior Notes	7.750%	7/1/26	440,000		506,295
EW Scripps Co., Senior Notes	5.125%	5/15/25	280,000		286,300	(a)
iHeartCommunications Inc., Senior Notes (12.000% Cash, 2.000% PIK)	14.000%	2/1/21	458,586		66,495	(b)
SFR Group SA, Senior Secured Bonds	6.250%	5/15/24	650,000		688,837	(a)
SFR Group SA, Senior Secured Notes	7.375%	5/1/26	1,640,000		1,777,350	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	695,508	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	450,000		470,250	(a)
Ziggo Secured Finance BV, Senior Secured Notes	5.500%	1/15/27	340,000		349,245	(a)

Total Media					6,999,613

Specialty Retail - 2.0%
American Greetings Corp., Senior Notes	7.875%	2/15/25	540,000		587,250	(a)
GameStop Corp., Senior Notes	6.750%	3/15/21	150,000		156,750	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	830,000		757,375	(a)
Hertz Corp., Senior Notes	5.875%	10/15/20	490,000		488,775
Lithia Motors Inc., Senior Notes	5.250%	8/1/25	240,000		249,900	(a)
Masaria Investments SAU, Senior Secured Bonds (3 mo. Euribor + 5.250%)	4.888%	9/15/24	360,000	EUR	427,612	(a)(g)
Masaria Investments SAU, Senior Secured Bonds	5.000%	9/15/24	130,000	EUR	156,032	(a)
Maxeda DIY Holding BV, Senior Secured Notes	6.125%	7/15/22	260,000	EUR	322,527	(a)
ServiceMaster Co., LLC, Senior Notes	5.125%	11/15/24	440,000		453,200	(a)

Total Specialty Retail					3,599,421

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	90,000		94,163	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	530,000		553,187	(a)

Total Textiles, Apparel & Luxury Goods					647,350

TOTAL CONSUMER DISCRETIONARY					24,067,317

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.2%
Beverages & More Inc., Senior Secured Notes	11.500%	6/15/22	340,000		319,600	(a)

Food Products - 1.3%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	170,000	GBP	215,271	(h)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	210,000		221,025	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		578,200	(a)
Marfrig Holding Europe BV, Senior Notes	8.000%	6/8/23	470,000		487,954	(a)
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	280,000		286,650	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	490,000		520,809	(a)

Total Food Products					2,309,909

Household Products - 0.4%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000		267,500
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	480,000		513,600

Total Household Products					781,100

Tobacco - 0.2%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	440,000		388,850

TOTAL CONSUMER STAPLES					3,799,459

ENERGY - 13.6%
Energy Equipment & Services - 0.6%
Transocean Inc., Senior Notes	9.000%	7/15/23	190,000		205,675	(a)
Transocean Inc., Senior Notes	6.800%	3/15/38	440,000		360,800
Trinidad Drilling Ltd., Senior Notes	6.625%	2/15/25	540,000		507,600	(a)

Total Energy Equipment & Services					1,074,075

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 13.0%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	160,000	$174,400
Andeavor Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.250%	1/15/25	160,000	172,000
Berry Petroleum Co. Escrow	—	—	120,000	0	*(d)(e)(i)
Berry Petroleum Co. Escrow	—	—	630,000	0	*(d)(e)(i)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	560,000	583,800	(a)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	280,000	259,700
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	600,000	607,500	(a)(c)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	360,000	364,500	(a)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	430,000	426,775	(a)
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,230,000	1,236,150
Ecopetrol SA, Senior Notes	5.875%	5/28/45	720,000	706,500
Frontera Energy Corp., Senior Secured Notes (10.000% Cash or 14.000% PIK)	10.000%	11/2/21	490,000	547,575	(b)
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	760,000	845,256	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Bonds	5.625%	6/15/24	70,000	68,250
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000	269,325
Magnum Hunter Resources Corp. Escrow	—	—	810,000	0	*(d)(e)(i)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	490,000	429,975	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	410,000	353,625	(a)
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	7.500%	11/1/23	370,000	370,000
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	1,840,000	1,823,440
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	4,470,000	4,542,637
Petrobras Global Finance BV, Senior Notes	5.625%	5/20/43	500,000	448,125
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	800,000	245,200	(h)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	370,000	401,055	(h)
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000	156,400
Rice Energy Inc., Senior Notes	6.250%	5/1/22	440,000	460,350
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	90,000	103,275	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	280,000	312,200	(a)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	160,000	152,400
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	870,000	748,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.125%	2/1/25	30,000	31,013
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Bonds	5.375%	2/1/27	780,000	816,075
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	250,000	249,063
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000	1,560,000	(a)
Ultrapar International SA, Senior Notes	5.250%	10/6/26	480,000	495,000	(a)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	540,000	542,862
Williams Cos. Inc., Debentures	7.500%	1/15/31	680,000	819,400
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	430,000	430,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	260,000	270,400
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	260,000	276,250
WPX Energy Inc., Senior Notes	8.250%	8/1/23	230,000	259,037
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	490,000	551,103	(a)

YPF Sociedad Anonima, Senior Notes	8.500%	7/28/25	400,000	461,920	(a)

Total Oil, Gas & Consumable Fuels				23,570,736

TOTAL ENERGY				24,644,811

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 7.5%
Banks - 3.5%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	540,000		621,337
CIT Group Inc., Senior Notes	5.000%	8/15/22	601,000		651,905
CIT Group Inc., Senior Notes	5.000%	8/1/23	110,000		118,800
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	430,000		510,097	(a)(g)(j)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	450,000		451,608	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	220,000		221,335	(a)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	210,000		233,363	(g)(j)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	820,000		908,040
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		189,638
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then USD 5 year Swap Rate + 5.543%)	7.375%	6/24/22	310,000	GBP	451,774	(g)(h)(j)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	1,100,000		1,124,898	(g)(h)
TC Ziraat Bankasi AS, Senior Notes	5.125%	5/3/22	350,000		356,423	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	500,000		525,527	(a)

Total Banks					6,364,745

Capital Markets - 0.2%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	390,000		418,275

Consumer Finance - 1.2%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	453,000		465,401	(a)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	940,000		965,850	(a)
FirstCash Inc., Senior Notes	5.375%	6/1/24	360,000		377,100	(a)
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	430,000		399,900	(a)

Total Consumer Finance					2,208,251

Diversified Financial Services - 2.2%
ASP AMC Merger Subordinated Inc., Senior Notes	8.000%	5/15/25	450,000		435,375	(a)
CRC Escrow Issuer LLC/CRC Finco Inc., Senior Notes	5.250%	10/15/25	430,000		430,000	(a)(c)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	3/15/22	160,000		163,600	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.250%	10/1/25	310,000		307,870	(a)
LHC3 PLC, Senior Secured Bonds (4.125% PIK)	4.125%	8/15/24	220,000	EUR	264,917	(a)(b)
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year swap rate + 4.880%)	6.875%	6/20/19	300,000	GBP	417,160	(g)(h)(j)
Nielsen Co. (Luxembourg) Sarl, Senior Notes	5.000%	2/1/25	250,000		260,938	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	550,000		574,062	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	180,000		180,200	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	860,000		905,150	(a)

Total Diversified Financial Services					3,939,272

Insurance - 0.4%
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	280,000	GBP	384,580	(h)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		326,800

Total Insurance					711,380

TOTAL FINANCIALS					13,641,923

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 4.4%
Biotechnology - 0.2%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	300,000		$305,250	(a)

Health Care Providers & Services - 2.2%
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	459,000		459,734	(d)(e)(g)(k)
Centene Corp., Senior Notes	4.750%	5/15/22	260,000		272,675
Centene Corp., Senior Notes	6.125%	2/15/24	90,000		97,538
Centene Corp., Senior Notes	4.750%	1/15/25	750,000		780,000
CHS/Community Health Systems Inc., Senior Notes	8.000%	11/15/19	480,000		469,200
DaVita Inc., Senior Notes	5.750%	8/15/22	130,000		133,331
DaVita Inc., Senior Notes	5.125%	7/15/24	260,000		261,138
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000		247,260
HCA Inc., Senior Bonds	5.375%	2/1/25	30,000		31,688
HCA Inc., Senior Notes	7.500%	2/15/22	270,000		310,416
HCA Inc., Senior Notes	5.875%	5/1/23	30,000		32,700
HCA Inc., Senior Secured Notes	5.000%	3/15/24	60,000		64,050
HCA Inc., Senior Secured Notes	5.250%	6/15/26	340,000		367,200
HCA Inc., Senior Secured Notes	5.500%	6/15/47	450,000		467,437

Total Health Care Providers & Services					3,994,367

Pharmaceuticals - 2.0%
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	470,000		397,469
Valeant Pharmaceuticals International Inc., Senior Notes	7.000%	10/1/20	150,000		151,313	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	510,000		510,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	150,000		147,563	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	210,000		197,137	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	250,000		221,562	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	2,230,000		1,962,400	(a)

Total Pharmaceuticals					3,587,444

TOTAL HEALTH CARE					7,887,061

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.5%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	823,000		835,345	(a)

Air Freight & Logistics - 0.1%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	110,000		106,425	(a)

Airlines - 0.1%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	126,470		128,525	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	30		34

Total Airlines					128,559

Commercial Services & Supplies - 1.8%
ACCO Brands Corp., Senior Notes	5.250%	12/15/24	280,000		291,200	(a)
ADT Corp., Senior Secured Notes	6.250%	10/15/21	210,000		234,386
Covanta Holding Corp., Senior Notes	5.875%	7/1/25	120,000		118,350
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	310,000		332,593	(a)
Multi-Color Corp., Senior Notes	4.875%	11/1/25	100,000		101,345	(a)(c)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	128,071	(a)
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	550,000		591,250

United Rentals North America Inc., Senior Notes	4.625%	10/15/25	130,000		131,950
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	380,000		382,850
West Corp., Senior Notes	5.375%	7/15/22	880,000		891,000	(a)

Total Commercial Services & Supplies					3,202,995

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 0.0%
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes (8.875% Cash or 9.625% PIK)	8.875%	4/15/19	28,153		$28,188	(a)(b)

Engineering & Construction - 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	241,648	(a)

Machinery - 1.1%
Allison Transmission Inc., Senior Bonds	5.000%	10/1/24	820,000		853,087	(a)
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	260,000		262,600	(a)
Tennant Co., Senior Notes	5.625%	5/1/25	550,000		573,375	(a)
Terex Corp., Senior Notes	5.625%	2/1/25	270,000		284,850	(a)

Total Machinery					1,973,912

Marine - 0.2%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	440,000		366,300	(a)

Road & Rail - 0.4%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	790,000		793,950	(a)

Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	200,000		206,250	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	820,000		845,625	(a)
H&E Equipment Services Inc., Senior Notes	5.625%	9/1/25	340,000		359,550	(a)

Total Trading Companies & Distributors					1,411,425

Transportation - 0.7%
Mexico City Airport Trust, Senior Secured Notes	4.250%	10/31/26	960,000		988,800	(a)
Neovia Logistics Services LLC/Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	343,444		152,832	(a)(b)
Nuovo Trasporto Viaggiatori SpA, Senior Secured Notes (3 mo. Euribor + 3.500%)	3.500%	6/1/23	140,000	EUR	169,613	(a)(g)

Total Transportation					1,311,245

TOTAL INDUSTRIALS					10,399,992

INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment, Instruments & Components - 0.2%
CDW LLC/CDW Finance Corp., Senior Notes	5.000%	9/1/25	320,000		337,600

Internet Software & Services - 0.3%
IPD 3 BV, Senior Secured Notes	4.500%	7/15/22	260,000	EUR	316,974	(a)
Match Group Inc., Senior Notes	6.375%	6/1/24	230,000		251,275

Total Internet Software & Services					568,249

IT Services - 0.3%
First Data Corp., Senior Secured Notes	5.000%	1/15/24	450,000		468,922	(a)

Software - 0.2%
j2 Cloud Services LLC/j2 Global Co.-Obligor Inc., Senior Notes	6.000%	7/15/25	400,000		420,500	(a)

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	300,000		314,376	(a)

TOTAL INFORMATION TECHNOLOGY					2,109,647

MATERIALS - 4.3%
Chemicals - 0.5%
Valvoline Inc., Senior Notes	5.500%	7/15/24	350,000		374,500	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	200,000		204,000	(a)
Venator Finance Sarl/Venator Materials Corp., Senior Notes	5.750%	7/15/25	310,000		323,175	(a)

Total Chemicals					901,675

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 1.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	2/15/25	330,000		$350,212	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	220,000		226,809	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	720,000		815,400
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	670,000		721,456	(a)

Total Containers & Packaging					2,113,877

Metals & Mining - 2.6%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	370,000		411,625	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	250,000		284,375	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	240,000		249,929	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	470,000		498,918	(a)
ArcelorMittal SA, Senior Bonds	6.125%	6/1/25	340,000		392,700
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	310,000		318,138	(a)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	610,000		667,950
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	170,000		168,300
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000		807,862
HudBay Minerals Inc., Senior Notes	7.625%	1/15/25	220,000		239,254	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	391,562		12,726	*(a)(l)
Mirabela Nickel Ltd., Subordinated Notes (1.000% PIK)	1.000%	9/10/44	4,261		0	(b)(d)(e)(i)
Teck Resources Ltd., Senior Notes	4.750%	1/15/22	110,000		116,841
Vale SA, Senior Notes	5.625%	9/11/42	570,000		584,250

Total Metals & Mining					4,752,868

TOTAL MATERIALS					7,768,420

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.2%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.250%	6/1/25	340,000		350,744
GEO Group Inc., Senior Notes	6.000%	4/15/26	380,000		401,375
iStar Inc., Senior Bonds	5.250%	9/15/22	340,000		345,950
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer Inc., Senior Notes	4.500%	9/1/26	320,000		326,400
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	710,000		729,525

Total Equity Real Estate Investment Trusts (REITs)					2,153,994

Real Estate Management & Development - 0.3%
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	140,000		149,800	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	244,659	GBP	357,423	(h)

Total Real Estate Management & Development					507,223

TOTAL REAL ESTATE					2,661,217

TELECOMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 4.0%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	970,000		1,024,563	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	500,000		483,750
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	180,000		171,450
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	900,000		319,500	*(a)(l)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	380,000		134,900	*(h)(l)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	320,000		396,784
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,340,000		2,553,525	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000		1,013,650	(a)
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,485,000		1,195,425

Total Diversified Telecommunication Services					7,293,547

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 3.7%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	690,000	$757,275	(a)
Millicom International Cellular SA, Senior Notes	5.125%	1/15/28	420,000	425,670	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	470,000	527,575
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	200,000	256,250
Sprint Corp., Senior Notes	7.875%	9/15/23	2,020,000	2,348,250
Sprint Corp., Senior Notes	7.625%	2/15/25	600,000	689,625
VEON Holdings BV, Senior Notes	7.504%	3/1/22	380,000	438,406	(h)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	290,000	334,573	(a)
VEON Holdings BV, Senior Notes	5.950%	2/13/23	780,000	849,030	(a)

Total Wireless Telecommunication Services				6,626,654

TOTAL TELECOMMUNICATION SERVICES				13,920,201

UTILITIES - 1.0%
Electric Utilities - 0.7%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	380,000	277,400
Pampa Energia SA, Senior Notes	7.500%	1/24/27	480,000	522,878	(a)
PT Perusahaan Listrik Negara, Senior Notes	5.500%	11/22/21	390,000	430,170	(h)

Total Electric Utilities				1,230,448

Gas Utilities - 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	550,000	547,250

TOTAL UTILITIES				1,777,698

TOTAL CORPORATE BONDS & NOTES (Cost - $108,095,774)				112,677,746

CONVERTIBLE BONDS & NOTES - 1.1%
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Oasis Petroleum Inc., Senior Notes	2.625%	9/15/23	1,315,000	1,434,994

INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.2%
ON Semiconductor Corp., Senior Notes	1.625%	10/15/23	250,000	291,562	(a)

Software - 0.1%
Workday Inc., Senior Notes	0.250%	10/1/22	280,000	279,125	(a)

TOTAL INFORMATION TECHNOLOGY				570,687

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,920,901)				2,005,681

SENIOR LOANS - 5.2%
CONSUMER DISCRETIONARY - 2.5%
Auto Components - 0.3%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	3.490%	4/6/24	493,750	493,699	(g)(m)(n)

Media - 1.1%
Charter Communications Operating LLC, 2016 Term Loan I Add (1 mo. LIBOR + 2.250%)	3.490%	1/15/24	746,842	750,731	(g)(m)(n)
UPC Financing Partnership, USD Term Loan AP (1 mo. LIBOR + 2.750%)	3.984%	4/15/25	500,000	502,366	(g)(m)(n)
Ziggo Secured Finance Partnership, USD Term Loan E (1 mo. LIBOR + 2.500%)	3.734%	4/15/25	750,000	750,782	(g)(m)(n)

Total Media				2,003,879

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - 1.1%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	4.240%	3/11/22	1,535,058		$1,306,993	(g)(m)(n)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.500%)	3.750%	7/5/24	440,000		443,025	(g)(m)(n)
Spencer Gifts LLC, Second Lien Term Loan (2 mo. LIBOR + 8.250%)	9.510%	6/29/22	410,000		225,500	(d)(g)(m)(n)

Total Specialty Retail					1,975,518

TOTAL CONSUMER DISCRETIONARY					4,473,096

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Hercules Offshore Inc. (wind-down lender claim)	—	—	167,211		129,589	*(d)

Oil, Gas & Consumable Fuels - 0.3%
Blue Ridge Mountain Resources Inc., Exit Term Loan (LIBOR + 7.000% Cash, LIBOR + 7.000% PIK)	8.312%	5/6/19	77,479		77,092	(b)(d)(e)(g)(m)(n)
Chesapeake Energy Corp., Term Loan (3 mo. LIBOR + 7.500%)	8.814%	8/23/21	510,000		550,003	(g)(m)(n)

Total Oil, Gas & Consumable Fuels					627,095

TOTAL ENERGY					756,684

INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.6%
First Data Corp., 2017 Term Loan (1 mo. LIBOR + 2.500%)	3.737%	4/26/24	1,038,304		1,042,493	(g)(m)(n)

MATERIALS - 0.3%
Containers & Packaging - 0.3%
Reynolds Group Holdings Inc., USD 2017 Term Loan (1 mo. LIBOR + 2.750%)	4.235%	2/5/23	497,494		500,076	(g)(m)(n)

REAL ESTATE - 0.4%
Real Estate Management & Development - 0.4%
Caesars Entertainment Resort Properties LLC, Term Loan B (1 mo. LIBOR + 3.500%)	4.735%	10/11/20	696,382		698,602	(g)(m)(n)

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
CenturyLink Inc., 2017 Term Loan B	2.750%	1/31/25	850,000		825,259	(m)(n)(o)
Unitymedia Finance LLC, Term Loan B (1 mo. LIBOR + 2.250%)	3.487%	9/30/25	600,000		599,297	(g)(m)(n)(o)
Windstream Services LLC, Repriced Term Loan B6 (1 mo. LIBOR + 4.000%)	5.240%	3/29/21	109,723		98,202	(g)(m)(n)

TOTAL TELECOMMUNICATION SERVICES					1,522,758

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC, 2015 Term Loan B (3 mo. LIBOR + 6.250% PIK)	7.397%	3/4/22	446,546		314,815	*(b)(g)(l)(m)(n)

TOTAL SENIOR LOANS (Cost - $9,820,881)					9,308,524

SOVEREIGN BONDS - 19.7%
Argentina - 4.4%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	600,000		666,600	(a)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	990,000		1,140,975	(a)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	2,000,000		2,172,600	(a)
Republic of Argentina, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	26.250%	6/21/20	7,590,000	ARS	458,438	(g)

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Republic of Argentina, Bonds	18.200%	10/3/21	11,730,000	ARS	$700,985
Republic of Argentina, Senior Bonds	7.500%	4/22/26	910,000		1,025,115
Republic of Argentina, Senior Notes	6.875%	1/26/27	1,590,000		1,720,380

Total Argentina					7,885,093

Brazil - 2.1%
Federative Republic of Brazil, Notes	10.000%	1/1/21	187,000	BRL	61,140
Federative Republic of Brazil, Notes	10.000%	1/1/23	2,800,000	BRL	909,802
Federative Republic of Brazil, Senior Notes	4.250%	1/7/25	2,690,000		2,720,263

Total Brazil					3,691,205

Chile - 0.3%
Republic of Chile, Senior Notes	3.875%	8/5/20	500,000		527,940

Colombia - 0.4%
Republic of Colombia, Senior Bonds	4.000%	2/26/24	750,000		782,438

Costa Rica - 0.2%
Republic of Costa Rica, Notes	7.000%	4/4/44	350,000		373,205	(a)

Dominican Republic - 0.5%
Dominican Republic, Senior Notes	6.850%	1/27/45	800,000		897,000	(a)

Ecuador - 0.8%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	250,000		280,000	(a)
Republic of Ecuador, Senior Bonds	8.750%	6/2/23	650,000		673,562	(h)
Republic of Ecuador, Senior Bonds	7.950%	6/20/24	480,000		476,400	(h)

Total Ecuador					1,429,962

Egypt - 0.3%
Arab Republic of Egypt, Senior Notes	6.125%	1/31/22	240,000		248,827	(h)
Arab Republic of Egypt, Senior Notes	7.500%	1/31/27	270,000		294,445	(a)

Total Egypt					543,272

Ghana - 0.5%
Republic of Ghana, Bonds	10.750%	10/14/30	690,000		898,898	(a)

Guatemala - 0.3%
Republic of Guatemala, Senior Notes	4.375%	6/5/27	570,000		565,725	(a)

Honduras - 0.5%
Republic of Honduras, Senior Notes	6.250%	1/19/27	850,000		918,289	(a)

Indonesia - 0.7%
Republic of Indonesia, Senior Bonds	8.375%	9/15/26	4,811,000,000	IDR	403,089
Republic of Indonesia, Senior Notes	5.950%	1/8/46	650,000		798,509	(h)

Total Indonesia					1,201,598

Ivory Coast - 0.2%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	193,000		189,857	(h)
Republic of Cote D’Ivoire, Senior Bonds	6.125%	6/15/33	200,000		197,097	(a)

Total Ivory Coast					386,954

Nigeria - 0.2%
Republic of Nigeria, Notes	7.875%	2/16/32	400,000		438,324	(a)

Peru - 0.6%
Republic of Peru, Senior Bonds	4.125%	8/25/27	950,000		1,049,750

Poland - 1.7%
Republic of Poland, Bonds	4.000%	10/25/23	8,660,000	PLN	2,515,055
Republic of Poland, Senior Notes	5.000%	3/23/22	500,000		553,247

Total Poland					3,068,302

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Russia - 2.4%
Russian Federal Bond, Bonds	8.150%	2/3/27	57,800,000	RUB	$1,052,410
Russian Federal Bond, Bonds	7.050%	1/19/28	17,553,000	RUB	296,342
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	2,800,000		3,053,943	(a)

Total Russia					4,402,695

Senegal - 0.3%
Republic of Senegal, Bonds	6.250%	5/23/33	450,000		464,081	(a)

Sri Lanka - 0.1%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	240,000		258,635	(h)

Turkey - 2.2%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	750,000		798,601
Republic of Turkey, Senior Bonds	4.250%	4/14/26	2,370,000		2,281,196
Republic of Turkey, Senior Notes	4.875%	10/9/26	900,000		895,918

Total Turkey					3,975,715

Ukraine - 0.5%
Republic of Ukraine, Senior Notes	7.375%	9/25/32	1,000,000		975,950	(a)

Venezuela - 0.5%
Bolivarian Republic of Venezuela, Senior Bonds	8.250%	10/13/24	1,000,000		342,500	(h)
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	1,134,000		513,135	(h)

Total Venezuela					855,635

TOTAL SOVEREIGN BONDS (Cost - $34,609,604)					35,590,666

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Obligations - 4.7%
U.S. Treasury Notes	1.250%	1/31/20	1,500,000		1,490,361
U.S. Treasury Notes	1.625%	6/30/20	1,500,000		1,501,494
U.S. Treasury Notes	1.375%	1/31/21	1,500,000		1,484,326
U.S. Treasury Notes	1.875%	1/31/22	1,000,000		1,000,645
U.S. Treasury Notes	1.750%	6/30/22	500,000		496,416
U.S. Treasury Notes	2.000%	11/30/22	1,500,000		1,502,901
U.S. Treasury Notes	1.625%	5/31/23	500,000		489,287
U.S. Treasury Notes	2.125%	3/31/24	500,000		500,205

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,480,272)					8,465,635

			SHARES
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Bossier Casino Venture Holdco Inc.			26,303		211,739	*(d)(e)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		62,498	*(d)(e)

TOTAL CONSUMER DISCRETIONARY					274,237

ENERGY - 0.9%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc. (Escrow)			17,554		4,950	*(d)(e)
KCAD Holdings I Ltd.			75,024,286		382,624	*(d)(e)

Total Energy Equipment & Services					387,574

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY		SHARES	VALUE
Oil, Gas & Consumable Fuels - 0.7%
Berry Petroleum Co.		29,497	$284,056	*
Blue Ridge Mountain Resources Inc.		40,967	401,477	*
Frontera Energy Corp.		12,250	427,337	*(e)
MWO Holdings LLC		211	39,584	*(d)(e)
Sanchez Energy Corp.		2,198	10,594	*

Total Oil, Gas & Consumable Fuels			1,163,048

TOTAL ENERGY			1,550,622

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.		10,471	31,204	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.		936	0	*(d)(e)(i)

TOTAL INDUSTRIALS			31,204

TOTAL COMMON STOCKS (Cost - $3,408,373)			1,856,063

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	32,137	373,753	(b)
Berry Petroleum Co., (6.000% Cash or 6.000% PIK)	6.000%	481	5,594	(b)(k)
Sanchez Energy Corp.	6.500%	11,450	226,367	(d)

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $806,776)			605,714

INVESTMENTS IN UNDERLYING FUNDS - 2.2%
PowerShares Senior Loan Portfolio (Cost - $4,008,034)		172,596	3,997,323

PREFERRED STOCKS - 0.0%
INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (Cost - $380,400)	8.000%	4,654,200	46,542	*(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $171,531,015)			174,553,894

SHORT-TERM INVESTMENTS - 4.6%
Western Asset Government Cash Management Portfolio LLC (Cost - $8,200,000)	1.050%	8,200,000	8,200,000	(p)

TOTAL INVESTMENTS - 101.2% (Cost - $179,731,015)			182,753,894
Liabilities in Excess of Other Assets - (1.2)%			(2,108,342)

TOTAL NET ASSETS - 100.0%			$180,645,552

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(f)	The maturity principal is currently in default as of September 30, 2017.

(g)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Schedule of Investments.

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Schedule of investments (unaudited) (cont’d)	September 30, 2017

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)	Value is less than $1.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)	Restricted security (See Note 2).

(l)	The coupon payment on these securities is currently in default as of September 30, 2017.

(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	All or a portion of this loan is unfunded as of September 30, 2017. The interest rate for fully unfunded term loans is to be determined.

(p)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2017, the total market value of investments in Affiliated Companies was $8,200,000 and the cost was $8,200,000 (See Note 3).

Abbreviation used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
PLN	— Polish Zloty
RUB	— Russian Ruble

SCHEDULE OF WRITTEN OPTIONS

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Euro Currency Futures, Call	11/3/17	$1.19	22	$2,750,000	$26,125
Euro Currency Futures, Call	10/6/17	1.19	22	2,750,000	7,975

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $59,314)					$34,100

At September 30, 2017, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,248,698	USD	2,590,788	Barclays Bank PLC	10/19/17	$69,225
GBP	300,000	USD	390,842	Barclays Bank PLC	10/19/17	11,370
USD	290,884	EUR	250,000	Barclays Bank PLC	10/19/17	(4,844)
USD	292,712	EUR	250,000	Barclays Bank PLC	10/19/17	(3,017)
USD	249,298	EUR	210,000	Barclays Bank PLC	10/19/17	887
USD	599,760	EUR	500,000	Barclays Bank PLC	10/19/17	8,303
USD	3,673,042	GBP	2,831,188	Barclays Bank PLC	10/19/17	(122,747)

Total						$(40,823)

Abbreviations used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$23,690,302	$377,015		$24,067,317
Energy	—	24,644,811	0	*	24,644,811
Health Care	—	7,427,327	459,734		7,887,061
Materials	—	7,768,420	0	*	7,768,420
Other Corporate Bonds & Notes	—	48,310,137	—		48,310,137
Convertible Bonds & Notes	—	2,005,681	—		2,005,681
Senior Loans:
Consumer Discretionary	—	4,247,596	225,500		4,473,096
Energy	—	550,003	206,681		756,684
Other Senior Loans	—	4,078,744	—		4,078,744
Sovereign Bonds	—	35,590,666	—		35,590,666
U.S. Government & Agency Obligations	—	8,465,635	—		8,465,635
Common Stocks:
Consumer Discretionary	—	—	274,237		274,237
Energy	$412,071	711,393	427,158		1,550,622
Industrials	—	—	31,204		31,204
Convertible Preferred Stocks:
Energy	—	379,347	226,367		605,714
Investments in Underlying Funds	3,997,323	—	—		3,997,323
Preferred Stocks	—	—	46,542		46,542

Total Long-Term Investments	$4,409,394	$167,870,062	$2,274,438		$174,553,894

Short-Term Investments†	—	$8,200,000	—		$8,200,000

Total Investments	$4,409,394	$176,070,062	$2,274,438		$182,753,894

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$89,785	—		$89,785

Total	$4,409,394	$176,159,847	$2,274,438		$182,843,679

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other Financial Instruments:
Written Options	$34,100	—	—		$34,100
Forward Foreign Currency Contracts	—	$130,608	—		130,608

Total	$34,100	$130,608	—		$164,708

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		HEALTH CARE	MATERIALS
Balance as of December 31, 2016	$432,615	$0	*	—	$0	*
Accrued premiums/discounts	9,359	—		$192	—
Realized gain (loss)	—	—		—	—
Change in unrealized appreciation (depreciation)[1]	(9,359)	—		5,132	—
Purchases	47,573	—		454,410	—
Sales	(103,173)	—		—	—
Transfers into Level 3	—	—		—	—
Transfers out of Level 3	—	—		—	—

Balance as of September 30, 2017	$377,015	$0	*	$459,734	$0	*

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017[1]	$(9,359)	—		$5,132	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	UTILITIES
Balance as of December 31, 2016	$339,275	$489,360	$393,491
Accrued premiums/discounts	209	(1,648)	855
Realized gain (loss)	—	(25,058)	—
Change in unrealized appreciation (depreciation)[1]	(113,984)	(3,862)	(83,952)
Purchases	—	4,556	4,421
Sales	—	(256,667)	—
Transfers into Level 3	—	—	—
Transfers out of Level 3[3]	—	—	(314,815)

Balance as of September 30, 2017	$225,500	$206,681	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017[1]	$(113,984)	$(3,862)	—

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS
Balance as of December 31, 2016	$307,318	$987,394	$66,660	$14,136	$0	*
Accrued premiums/discounts	—	—	—	—	—
Realized gain (loss)	—	—	25,083	—	(70,302)
Change in unrealized appreciation (depreciation)[1]	(33,081)	(159,873)	(21,454)	17,068	70,302
Purchases	—	—	—	—	—
Sales	—	(405,313)	(70,289)	—	0	*
Transfers into Level 3[2]	—	4,950	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of September 30, 2017	$274,237	$427,158	—	$31,204	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2017[1]	$(33,081)	$(477,814)	—	$17,068	—

Notes to Schedule of Investments (unaudited) (continued)

	CONVERTIBLE PREFERRED STOCKS	PREFERRED STOCKS
INVESTMENTS IN SECURITIES (cont’d)	ENERGY	INDUSTRIALS	WARRANTS		TOTAL
Balance as of December 31, 2016	—	$62,813	$0	*	$3,093,062
Accrued premiums/discounts	—	—	—		8,967
Realized gain (loss)	—	—	416		(69,861)
Change in unrealized appreciation (depreciation)[1]	$(280,930)	(16,271)	—		(630,264)
Purchases	507,297	—	—		1,018,257
Sales	—	—	(416)		(835,858)
Transfers into Level 3[2]	—	—	—		4,950
Transfers out of Level 3[3]	—	—	—		(314,815)

Balance as of September 30, 2017	$226,367	$46,542	—		$2,274,438

Net change in unrealized appreciation
(depreciation) for investments in securities still held at September 30, 2017[1]	$(280,930)	$(16,271)	—		$(913,101)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Restricted securities

The following Portfolio investments are restricted as to resale.

Security	Number of Shares/Face Amount	Acquisition Date	Cost	Value at 9/30/2017		Value Per Share/Unit	Percent of Net Assets
Berry Petroleum Co.	481	2/17	$4,810	$5,594		$11.62	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$459,000	6/17	454,602	459,734	(a)	100.16	0.25%

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees.

3. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Portfolio may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, the Portfolio’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Portfolio’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2017. The following transactions were effected in shares of such companies for the period ended September 30, 2017.

Notes to Schedule of Investments (unaudited) (continued)

		Purchased		Sold
	Affiliate Value at December 31, 2016	Cost	Shares	Cost	Shares	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2017
Western Asset Government Cash Management Portfolio LLC	—	$12,500,000	12,500,000	$4,300,000	4,300,000	—	$1,087	—	$8,200,000

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017